Incentive and Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of compensation expense and associated tax benefits [Table Text Block]
Total share-based compensation expense and the associated tax benefits are as follows:

	Year Ended December 31,
Millions of dollars	2022	2021	2020
Compensation Expense:
Restricted stock units	$33	$30	$26
Stock options	8	9	8
Performance share units	29	27	21
Total	$70	$66	$55
Tax Benefit:
Restricted stock units	$8	$7	$6
Stock options	2	2	2
Performance share units	7	6	5
Total	$17	$15	$13

Summary of restricted stock unit activity [Table Text Block]
The following table summarizes RSU activity:

	Number of Units (in thousands)	Weighted Average Grant Date Fair Value (per share)
Outstanding at January 1, 2022	738	$93.43
Granted	487	96.14
Vested	(335)	92.47
Forfeited	(42)	95.17
Outstanding at December 31, 2022	848	$95.28

Weighted average fair value assumptions used to value stock options [Table Text Block]
The weighted average fair value of Stock options granted and the assumptions used in estimating those fair values are as follows:

	Year Ended December 31,
	2022	2021	2020
Weighted average fair value	$24.27	$20.49	$12.18
Fair value assumptions:
Dividend yield	4.3%	5.9%	5.0%
Expected volatility	39.1-40.7%	39.1-39.4%	28.3-38.4%
Risk-free interest rate	1.9-4.2%	0.9-1.0%	0.3-1.4%
Weighted average expected term, in years	5.4	5.6	6.0

Summary of stock option activity [Table Text Block]
The following table summarizes Stock option activity:

	Number of Shares (in thousands)	Weighted Average Exercise Price (1)	Weighted Average Remaining Term	Aggregate Intrinsic Value (millions of dollars)
Outstanding at January 1, 2022	2,449	$91.50
Granted	372	92.16
Exercised	(221)	86.23
Forfeited	(2)	98.40
Expired	(7)	108.46
Outstanding at December 31, 2022	2,591	$87.46	5.6 years	$5
Exercisable at December 31, 2022	1,856	$85.69	4.5 years	$4
(1) The weighted-average exercise price in the table above has been modified to reflect the reduction of exercise price related to the special dividend.

Weighted average fair value assumptions used to value PSUs [Table Text Block]
The weighted average fair value and the assumptions used in estimating those fair value using a Monte-Carlo simulation are as follows:

	Year Ended December 31,
	2022	2021	2020
Weighted average fair value	$122.15	$169.57	$82.70
Fair value assumptions:
Expected volatility of LyondellBasell N.V. common stock	48.71%	48.05%	25.96%-41.50%
Expected volatility of peer companies	23.12-61.28%	24.30-59.44%	16.13-50.42%
Average correlation coefficient of peer companies	0.59	0.59	0.45-0.58
Risk-free interest rate	1.69%	0.31%	0.23-1.35%

Summary of performance share unit activity [Table Text Block]
The following table summarizes PSU activity assuming payout at 100% of target shares:

	Number of Units (in thousands)	Weighted Average Grant Date Fair Value (per share)
Outstanding at January 1, 2022	754	$95.45
Granted	291	101.33
Forfeited	(274)	78.06
Outstanding at December 31, 2022	771	$102.07